Expense Example - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio	Apr. 30, 2025 USD ($)
VIP Government Money Market Portfolio - Initial Class
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	318
VIP Government Money Market Portfolio - Service Class
Expense Example:
1 year	36
3 years	113
5 years	197
10 years	443
VIP Government Money Market Portfolio - Service Class 2
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	$ 628